Schedule of Investments (unaudited) February 29, 2024	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Axon Enterprise, Inc.(a)	3,808	$1,170,465
HEICO Corp.	1,670	322,978
HEICO Corp., Class A	35,385	5,505,552
Northrop Grumman Corp.	2,522	1,162,693
Textron, Inc.	46,920	4,179,164

		12,340,852

Air Freight & Logistics — 0.8%
Expeditors International of Washington, Inc.	94,669	11,322,412

Automobile Components — 0.0%
Visteon Corp.(a)	1,620	183,254

Automobiles — 1.5%
General Motors Co.	22,324	914,837
Tesla, Inc.(a)	92,219	18,617,172

		19,532,009

Banks — 2.2%
Bank of America Corp.	353,419	12,200,024
Bank OZK	9,021	395,120
First Horizon Corp.	35,394	499,055
FNB Corp.	51,342	684,902
JPMorgan Chase & Co.	57,100	10,624,026
KeyCorp.	242,565	3,461,403
Synovus Financial Corp.	16,017	607,685
Zions Bancorp NA	22,535	888,555

		29,360,770

Beverages — 1.5%
Coca-Cola Co.	88,756	5,327,135
PepsiCo, Inc.	86,536	14,307,862

		19,634,997

Biotechnology — 4.0%
AbbVie, Inc.	51,655	9,093,863
Amgen, Inc.	55,160	15,104,463
BioMarin Pharmaceutical, Inc.(a)	6,227	537,266
Gilead Sciences, Inc.	208,319	15,019,800
Incyte Corp.(a)	115,155	6,720,446
Neurocrine Biosciences, Inc.(a)	22,006	2,869,582
United Therapeutics Corp.(a)	4,663	1,052,159
Vertex Pharmaceuticals, Inc.(a)	7,134	3,001,559

		53,399,138

Broadline Retail — 4.8%
Amazon.com, Inc.(a)	318,576	56,311,494
eBay, Inc.	152,610	7,215,401
MercadoLibre, Inc.(a)	405	646,096

		64,172,991

Building Products — 1.8%
Builders FirstSource, Inc.(a)	19,305	3,767,950
Carlisle Cos., Inc.	3,265	1,142,750
Lennox International, Inc.	13,069	6,158,243
Owens Corning	80,172	12,008,162
Trane Technologies PLC	2,807	791,490

		23,868,595

Capital Markets — 3.2%
FactSet Research Systems, Inc.	4,868	2,251,839
Franklin Resources, Inc.	112,342	3,083,788
Invesco Ltd.	316,161	4,872,041
Moody’s Corp.	39,688	15,058,421
MSCI, Inc., Class A	1,450	813,407

Security	Shares	Value

Capital Markets (continued)
Nasdaq, Inc.	250,485	$14,077,257
Raymond James Financial, Inc.	1,520	182,886
S&P Global, Inc.	5,150	2,206,157

		42,545,796

Chemicals — 0.3%
LyondellBasell Industries NV, Class A	35,054	3,515,215

Commercial Services & Supplies — 0.5%
Republic Services, Inc.	19,597	3,598,009
Tetra Tech, Inc.	14,305	2,536,563

		6,134,572

Communications Equipment — 0.6%
Ciena Corp.(a)	5,611	319,715
Cisco Systems, Inc.	101,675	4,918,020
Lumentum Holdings, Inc. (a)	34,271	1,661,115
Viasat, Inc.(a)	26,873	525,905

		7,424,755

Construction & Engineering — 1.3%
AECOM	145,046	12,884,436
EMCOR Group, Inc.	14,381	4,508,731

		17,393,167

Consumer Finance — 1.5%
American Express Co.	77,135	16,924,962
Synchrony Financial	90,324	3,730,381

		20,655,343

Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	5,417	4,029,652
Target Corp.	21,928	3,353,230
Walmart, Inc.	174,771	10,243,328

		17,626,210

Containers & Packaging — 0.4%
AptarGroup, Inc.	38,194	5,364,729

Diversified Consumer Services — 0.1%
H&R Block, Inc.	20,948	1,025,405

Diversified Telecommunication Services — 0.1%
AT&T, Inc.	81,168	1,374,174

Electric Utilities — 0.3%
Edison International	37,612	2,558,368
Exelon Corp.	31,008	1,111,327

		3,669,695

Electrical Equipment — 0.1%
Acuity Brands, Inc.	7,904	1,985,801

Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity Ltd.	55,003	7,896,231

Energy Equipment & Services — 0.0%
Baker Hughes Co., Class A	19,299	571,057
Schlumberger NV	2,711	131,023

		702,080

Entertainment — 0.7%
Electronic Arts, Inc.	11,755	1,639,587
Netflix, Inc.(a)	13,743	8,285,930
Warner Bros Discovery, Inc., Series A(a)	9,980	87,724

		10,013,241

Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B(a)	23,476	9,611,074
Block, Inc., Class A(a)	32,818	2,608,046

1

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Jack Henry & Associates, Inc.	4,728	$821,585
Mastercard, Inc., Class A	54,694	25,966,523
Visa, Inc., Class A	17,968	5,078,476

		44,085,704

Food Products — 0.8%
Bunge Global SA	2,917	275,277
General Mills, Inc.	91,368	5,863,998
Hershey Co.	27,419	5,152,579

		11,291,854

Gas Utilities — 0.2%
New Jersey Resources Corp.	52,322	2,177,118
UGI Corp.	43,871	1,073,962

		3,251,080

Ground Transportation — 0.7%
Old Dominion Freight Line, Inc.	7,650	3,384,972
Ryder System, Inc.	9,565	1,091,366
Uber Technologies, Inc.(a)	64,674	5,141,583

		9,617,921

Health Care Equipment & Supplies — 2.5%
Align Technology, Inc.(a)	3,675	1,111,394
Boston Scientific Corp.(a)	87,130	5,768,877
Dexcom, Inc.(a)	28,664	3,298,366
Hologic, Inc.(a)	9,328	688,406
IDEXX Laboratories, Inc.(a)	1,083	622,974
Intuitive Surgical, Inc.(a)	17,183	6,625,765
Medtronic PLC	138,713	11,563,116
ResMed, Inc.	5,790	1,005,839
Stryker Corp.	8,680	3,029,928

		33,714,665

Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	24,564	2,750,677
Cencora, Inc.	4,507	1,061,849
Elevance Health, Inc.	32,200	16,140,250
McKesson Corp.	4,189	2,184,187
UnitedHealth Group, Inc.	1,162	573,563

		22,710,526

Health Care Technology(a) — 0.2%
Teladoc Health, Inc.	117,686	1,774,705
Veeva Systems, Inc., Class A	4,035	909,933

		2,684,638

Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.(a)	2,665	9,244,432
Boyd Gaming Corp.	45,716	3,023,199
Domino’s Pizza, Inc.	518	232,245
McDonald’s Corp.	14,299	4,179,312
MGM Resorts International(a)	91,949	3,979,553
Travel & Leisure Co.	21,097	942,825

		21,601,566

Household Durables — 0.4%
Lennar Corp., Class A	8,111	1,285,675
PulteGroup, Inc.	11,807	1,279,643
Taylor Morrison Home Corp., Class A(a)	32,861	1,860,261
Whirlpool Corp.	3,067	329,365

		4,754,944

Household Products — 2.0%
Colgate-Palmolive Co.	190,337	16,467,957

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	19,449	$2,356,636
Procter & Gamble Co.	49,901	7,931,265

		26,755,858

Independent Power and Renewable Electricity Producers—0.0%
Clearway Energy, Inc., Class A	19,410	393,247

Industrial Conglomerates — 0.7%
General Electric Co.	22,420	3,517,474
Honeywell International, Inc.	28,222	5,608,558

		9,126,032

Industrial REITs — 1.1%
EastGroup Properties, Inc.	19,072	3,350,760
Prologis, Inc.	84,879	11,311,824

		14,662,584

Insurance — 2.3%
Marsh & McLennan Cos., Inc.	53,055	10,731,435
MetLife, Inc.	82,835	5,776,913
Progressive Corp.	34,372	6,515,556
Travelers Cos., Inc.	35,538	7,852,477

		30,876,381

Interactive Media & Services — 6.7%
Alphabet, Inc., Class A(a)	275,671	38,169,407
Alphabet, Inc., Class C(a)	143,186	20,014,539
Meta Platforms, Inc., Class A	54,944	26,929,703
Snap, Inc., Class A(a)	392,173	4,321,746

		89,435,395

IT Services(a) — 0.1%
MongoDB, Inc., Class A	1,848	827,128
Snowflake, Inc., Class A	4,483	844,059

		1,671,187
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	45,779	6,288,203

Machinery — 1.5%
CNH Industrial NV	42,578	508,807
Flowserve Corp.	15,853	670,899
Graco, Inc.	13,889	1,267,510
Oshkosh Corp.	41,259	4,573,973
Otis Worldwide Corp.	115,332	10,991,140
Pentair PLC	31,803	2,473,955

		20,486,284

Media — 1.1%
Cable One, Inc.	318	145,008
Comcast Corp., Class A	41,342	1,771,505
Fox Corp., Class A	304,804	9,080,111
Fox Corp., Class B	4,114	112,641
Liberty Media Corp.-Liberty Formula One, Class C(a)	5,374	391,012
News Corp., Class A	16,090	432,499
Paramount Global, Class B	251,735	2,779,155

		14,711,931

Metals & Mining — 0.6%
Alcoa Corp.	81,457	2,216,445
Nucor Corp.	27,256	5,241,329

		7,457,774

Multi-Utilities — 1.0%
Consolidated Edison, Inc.	25,004	2,180,599
Sempra	160,922	11,361,093

		13,541,692

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	1,095	$166,451
ConocoPhillips	76,892	8,653,426
Devon Energy Corp.	184,397	8,124,532
EOG Resources, Inc.	2,003	229,263
Exxon Mobil Corp.	124,962	13,061,028
Marathon Petroleum Corp.	3,299	558,290
Pioneer Natural Resources Co.	6,633	1,560,015
Valero Energy Corp.	69,771	9,869,806

		42,222,811

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	47,172	3,489,313

Passenger Airlines — 0.8%
Alaska Air Group, Inc. (a)	136,683	5,110,577
Delta Air Lines, Inc.	136,721	5,779,197

		10,889,774

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	189,489	9,616,567
Eli Lilly & Co.	37,747	28,449,159
Johnson & Johnson	26,917	4,343,865
Merck & Co., Inc.	56,954	7,241,701
Pfizer, Inc.	295,180	7,839,981
Zoetis, Inc., Class A	7,186	1,425,199

		58,916,472

Professional Services — 0.2%
Automatic Data Processing, Inc.	6,101	1,532,144
Maximus, Inc.	1,545	129,255
Robert Half, Inc.	7,760	623,904

		2,285,303

Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A	8,076	742,104
Zillow Group, Inc., Class C	47,336	2,657,916

		3,400,020

Residential REITs — 0.1%
Camden Property Trust	6,116	577,840
Equity Residential	5,546	333,924

		911,764

Retail REITs — 0.8%
Brixmor Property Group, Inc.	474,295	10,723,810

Semiconductors & Semiconductor Equipment — 8.8%
Applied Materials, Inc.(b)	96,014	19,358,343
Broadcom, Inc.	2,698	3,508,722
Cirrus Logic, Inc.(a)	33,211	3,049,434
First Solar, Inc.(a)	3,653	562,160
Intel Corp.	84,793	3,650,339
KLA Corp.	499	340,468
Micron Technology, Inc.	37,783	3,423,517
Monolithic Power Systems, Inc.	951	684,758
NVIDIA Corp.	79,621	62,989,765
QUALCOMM, Inc.	125,857	19,858,976

		117,426,482

Software — 12.3%
Adobe, Inc.(a)	28,613	16,031,292
Cadence Design Systems, Inc.(a)	41,986	12,779,699
Crowdstrike Holdings, Inc., Class A(a)	3,162	1,024,962
Fortinet, Inc.(a)	37,099	2,563,912
Guidewire Software, Inc.(a)	4,429	528,557
HubSpot, Inc.(a)	4,240	2,623,754
Intuit, Inc.	1,998	1,324,454

Security	Shares	Value

Software (continued)
Manhattan Associates, Inc.(a)	19,494	$4,938,415
Microsoft Corp.	248,025	102,593,061
Nutanix, Inc., Class A(a)	16,301	1,029,571
Oracle Corp.	29,272	3,269,097
Pegasystems, Inc.	24,319	1,581,708
Salesforce, Inc.(a)	18,431	5,691,861
Splunk, Inc.(a)	4,444	694,242
Synopsys, Inc.(a)	6,967	3,997,177
Workday, Inc., Class A(a)	10,827	3,190,284
Workiva, Inc., Class A(a)	16,162	1,391,871

		165,253,917

Specialized REITs — 0.0%
Equinix, Inc.	368	327,086

Specialty Retail — 2.8%
AutoNation, Inc.(a)	9,297	1,392,691
Best Buy Co., Inc.	113,527	9,182,064
Home Depot, Inc.	59,510	22,650,101
Penske Automotive Group, Inc.	3,234	496,420
Ulta Beauty, Inc.(a)	6,049	3,318,239

		37,039,515

Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	461,018	83,329,003
Dell Technologies, Inc., Class C	10,221	967,520
Hewlett Packard Enterprise Co.	507,990	7,736,688
HP, Inc.	177,730	5,035,091

		97,068,302

Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.(a)	4,001	3,583,255
Lululemon Athletica, Inc.(a)	7,742	3,616,211
NIKE, Inc., Class B	10,428	1,083,782

		8,283,248

Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.(a)	5,594	942,477
WW Grainger, Inc.	4,745	4,619,068

		5,561,545

Total Long-Term Investments — 99.5% (Cost: $1,029,566,860)		1,334,060,260

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(c)(d)	6,777,942	6,777,942
SL Liquidity Series, LLC, Money Market Series, 7.30%(c)(d)(e)	3,312,544	3,313,869

Total Short-Term Securities — 0.7% (Cost: $10,091,811)		10,091,811

Total Investments — 100.2% (Cost: $1,039,658,671)		1,344,152,071

Liabilities in Excess of Other Assets — (0.2)%		(3,243,533)

Net Assets — 100.0%		$1,340,908,538

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage Large Cap Core Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,555,906	$2,222,036	(a)	$—	$—	$—	$6,777,942	6,777,942	$224,787		$—

SL Liquidity Series, LLC, Money Market Series	2,439,357	872,558	(a)	—	1,887	67	3,313,869	3,312,544	158,668	(b)	—

					$1,887	$67	$10,091,811		$383,455		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	31	03/15/24	$7,911	$118,162

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock Sustainable Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,334,060,260	$—	$—	$1,334,060,260

Short-Term Securities
Money Market Funds	6,777,942	—	—	6,777,942

	$1,340,838,202	$—	$—	1,340,838,202

Investments Valued at NAV(a)				3,313,869

				$1,344,152,071

Derivative Financial Instruments(b)
Assets
Equity Contracts	$118,162	$—	$—	$118,162

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

5